UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 32.9%
	Shares	Value

UNITED STATES — 32.9%
Consumer Discretionary — 6.1%
Abercrombie & Fitch, Cl A	1,404	$29,077
Amazon.com*	116	88,022
AMC Networks, Cl A* (A)	3,100	171,616
AutoZone*	11	8,954
Bed Bath & Beyond	71	3,191
Best Buy	4,376	147,034
Big Lots (A)	4,100	218,038
Brinker International (A)	2,500	117,850
Brunswick	1,800	89,316
Cheesecake Factory	1,300	67,249
Coach	2,705	116,612
Comcast, Cl A	99	6,658
Discovery Communications, Cl A* (A)	2,400	60,216
Discovery Communications, Cl C* (A)	3,100	76,074
DR Horton	2,077	68,292
Expedia (A)	1,129	131,698
GameStop, Cl A	2,262	70,009
Gap	622	16,041
GNC Holdings, Cl A	3,500	71,435
Goodyear Tire & Rubber	3,899	111,784
H&R Block	163	3,878
Hasbro	659	53,531
Home Depot	3	415
Kohl’s	1,482	61,636
Liberty Global LiLAC* (A)	2,400	82,440
Marriott International, Cl A (A)	1,200	86,040
Mattel (A)	3,893	129,948
McDonald’s (A)	509	59,884
Michael Kors Holdings* (A)	4,851	250,894
Netflix*	171	15,604
NIKE, Cl B	18	999
O’Reilly Automotive*	79	22,960
Priceline Group*	1	1,351
PulteGroup	1,988	42,106

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary — (continued)
Ross Stores	4	$247
Royal Caribbean Cruises (A)	1,800	130,392
Sally Beauty Holdings* (A)	5,200	152,516
Scripps Networks Interactive, Cl A	218	14,401
Smith & Wesson Holding* (A)	3,900	114,855
Starbucks (A)	810	47,020
Target	285	21,469
TEGNA	2,892	63,335
Thor Industries (A)	1,400	107,156
Tiffany	900	58,068
Toll Brothers*	2,200	61,622
TripAdvisor* (A)	1,200	83,964
Twenty-First Century Fox, Cl A	2,200	58,608
Urban Outfitters*	2,900	86,710
Viacom, Cl B	160	7,275
Visteon	2,400	168,216

		3,656,706

Consumer Staples — 2.5%
Altria Group	153	10,358
Archer-Daniels-Midland	2,426	109,364
Brown-Forman, Cl B	78	7,659
Clorox	82	10,748
Constellation Brands, Cl A	40	6,585
CVS Health	600	55,632
Dean Foods	1,985	36,643
Dr Pepper Snapple Group	368	36,252
Estee Lauder, Cl A (A)	1,400	130,060
Herbalife* (A)	1,500	102,015
Hormel Foods (A)	1,228	45,866
JM Smucker (A)	400	61,664
Kroger	2,392	81,782
Mead Johnson Nutrition, Cl A	900	80,280
Mondelez International, Cl A (A)	2,208	97,108
Pinnacle Foods (A)	1,700	85,357
Reynolds American	473	23,678
Sanderson Farms (A)	1,600	140,144
Sprouts Farmers Market* (A)	5,300	122,589
TreeHouse Foods* (A)	1,200	123,828

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Staples — (continued)
Tyson Foods, Cl A	1,765	$129,904
Walgreens Boots Alliance	40	3,170

		1,500,686

Energy — 2.4%
Baker Hughes	1,900	90,877
California Resources (A)	13,500	138,510
Continental Resources* (A)	1,800	79,290
Core Laboratories (A)	700	81,767
Diamond Offshore Drilling (A)	3,500	79,520
Ensco, Cl A	8,300	76,111
FMC Technologies* (A)	2,500	63,450
Helmerich & Payne (A)	800	49,576
Oceaneering International (A)	3,300	92,004
ONEOK (A)	2,500	111,975
Patterson-UTI Energy (A)	5,700	110,523
PDC Energy*	1,100	60,247
QEP Resources	3,200	58,240
RSP Permian* (A)	2,200	79,090
Tesoro	9	685
US Silica Holdings (A)	2,300	79,281
Valero Energy	2,010	105,083
WPX Energy* (A)	6,900	68,931

		1,425,160

Financials — 4.6%
Affiliated Managers Group*	500	73,390
Aflac	287	20,744
American International Group	305	16,604
Assurant	167	13,863
Bank of New York Mellon	27	1,064
Bank of the Ozarks (A)	5,300	190,747
BB&T	65	2,397
Capital One Financial	288	19,319
Cincinnati Financial	89	6,648
Communications Sales & Leasing‡	2,000	62,160
CoreSite Realty‡ (A)	1,100	90,783
CubeSmart‡	1,900	56,449
Cullen	1,200	81,468
CyrusOne‡ (A)	1,300	71,266

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — (continued)
Discover Financial Services	347	$19,723
E*TRADE Financial*	2,400	60,192
FactSet Research Systems (A)	400	68,784
Fifth Third Bancorp	843	16,000
First American Financial	2,000	83,620
Gaming and Leisure Properties‡ (A)	2,100	75,243
Goldman Sachs Group	78	12,387
Hartford Financial Services Group (A)	2,132	84,960
Huntington Bancshares (A)	11,008	104,576
Intercontinental Exchange	14	3,699
Invesco (A)	1,500	43,770
JPMorgan Chase	664	42,476
KeyCorp	5,818	68,071
Kimco Realty‡	88	2,825
LaSalle Hotel Properties‡ (A)	2,500	68,875
M&T Bank	63	7,217
MetLife (A)	2,058	87,959
Moody’s	800	84,808
NASDAQ OMX Group	155	10,968
Northern Trust	88	5,948
Pebblebrook Hotel Trust‡	2,700	80,055
People’s United Financial	53	803
PNC Financial Services Group	748	61,822
Principal Financial Group	122	5,689
Progressive (A)	4,350	141,419
Prudential Financial (A)	1,184	89,143
Public Storage‡	27	6,451
Regions Financial (A)	1,988	18,230
Signature Bank NY* (A)	900	108,216
Sovran Self Storage‡	700	71,659
Sunstone Hotel Investors‡	6,600	87,780
SunTrust Banks	740	31,295
Torchmark	14	866
Travelers	128	14,876
Unum Group (A)	4,000	133,640
US Bancorp	267	11,259
Voya Financial (A)	3,600	92,268
Waddell & Reed Financial, Cl A	3,200	58,432

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — (continued)
Wells Fargo	216	$10,362
Zions Bancorporation (A)	1,100	30,668

		2,713,936

Health Care — 4.0%
AbbVie	686	45,434
ABIOMED* (A)	600	70,782
Acadia Healthcare* (A)	1,800	101,700
Aetna	378	43,549
Allscripts Healthcare Solutions* (A)	5,700	80,484
AmerisourceBergen, Cl A (A)	846	72,071
Amgen	433	74,489
AMN Healthcare Services*	1,300	54,990
Anthem	826	108,487
ARIAD Pharmaceuticals* (A)	2,700	25,677
athenahealth*	1,700	217,243
Boston Scientific* (A)	2,979	72,330
Bristol-Myers Squibb	33	2,469
Cardinal Health	67	5,601
Celgene*	64	7,180
Cigna	65	8,382
Danaher (A)	900	73,296
Dentsply Sirona (A)	968	61,991
Edwards Lifesciences* (A)	2,313	264,885
Eli Lilly	203	16,827
Exelixis* (A)	10,600	97,308
Express Scripts Holding*	25	1,902
Gilead Sciences	1,975	156,953
Humana	293	50,557
Incyte* (A)	1,100	99,231
Intuitive Surgical*	11	7,653
Johnson & Johnson	40	5,009
Laboratory Corp of America Holdings*	6	837
Ligand Pharmaceuticals* (A)	600	80,928
Mettler-Toledo International*	200	82,242
Patterson (A)	1,600	78,976
Pfizer	706	26,044
Taro Pharmaceutical Industries*	600	83,976
United Therapeutics* (A)	700	84,707

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Health Care — (continued)
UnitedHealth Group	120	$17,184
Veeva Systems, Cl A* (A)	2,400	91,176
Waters*	37	5,881

		2,378,431

Industrials — 4.1%
Alaska Air Group (A)	1,400	94,108
AMETEK (A)	1,500	70,545
AO Smith	800	74,312
B/E Aerospace (A)	2,200	105,237
Beacon Roofing Supply* (A)	1,200	56,424
Boeing	9	1,203
Carlisle (A)	1,300	134,277
CH Robinson Worldwide	824	57,367
Chicago Bridge & Iron	1,200	40,572
EMCOR Group	1,500	83,550
Expeditors International of Washington	86	4,251
Graco	1,300	96,213
Honeywell International (A)	600	69,798
Ingersoll-Rand	1,000	66,260
JB Hunt Transport Services (A)	1,700	141,321
ManpowerGroup (A)	3,900	270,660
Masco	516	18,824
MSC Industrial Direct, Cl A (A)	1,200	86,196
Old Dominion Freight Line* (A)	1,000	69,660
PACCAR (A)	800	47,176
Quanta Services* (A)	3,200	81,920
Raytheon	2	279
Robert Half International (A)	3,800	138,852
Rockwell Collins	700	59,234
Roper Technologies	400	68,144
Southwest Airlines	498	18,431
Stericycle*	1,300	117,351
TASER International*	2,700	78,192
USG*	2,700	76,032
WABCO Holdings* (A)	1,600	160,432
Wabtec (A)	1,000	68,500

		2,455,321

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — 5.5%
Accenture, Cl A	1,170	$131,988
Adobe Systems*	26	2,544
Apple	1,226	127,761
Applied Materials	40	1,052
Arista Networks* (A)	1,100	78,397
Avnet	179	7,357
Blackhawk Network Holdings, Cl A*	2,300	80,017
Cisco Systems	2,482	75,775
Citrix Systems*	544	48,487
Cognizant Technology Solutions, Cl A*	412	23,686
Computer Sciences	436	20,854
Corning	8,409	186,848
eBay*	2,610	81,328
Electronic Arts* (A)	2,034	155,235
EMC	1,898	53,675
F5 Networks*	1	123
Facebook, Cl A* (A)	100	12,394
First Solar*	1,418	66,192
Fiserv*	98	10,815
Fitbit, Cl A* (A)	6,000	81,960
FLIR Systems	143	4,659
HP (A)	8,958	125,502
Intel (A)	6,244	217,666
International Business Machines	1,206	193,708
Juniper Networks	141	3,199
Lam Research	205	18,403
Leidos Holdings	549	27,455
Linear Technology (A)	33	1,980
LogMeIn*	800	68,728
Manhattan Associates* (A)	1,700	98,685
MasterCard, Cl A (A)	679	64,668
Microchip Technology	14	779
Microsoft	651	36,899
Motorola Solutions	69	4,787
NVIDIA	3,274	186,945
Oracle	242	9,932
Palo Alto Networks* (A)	300	39,267
Paychex	43	2,549

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — (continued)
Red Hat* (A)	930	$70,020
Seagate Technology	2,000	64,060
Shutterstock* (A)	1,600	88,144
Skyworks Solutions (A)	1,000	66,020
Stamps.com* (A)	1,800	136,449
Teradata* (A)	3,200	90,816
Teradyne	4,300	84,925
Texas Instruments	52	3,627
Total System Services	919	46,795
Trimble Navigation* (A)	2,000	52,880
VeriSign*	155	13,425
Visa, Cl A	102	7,961
WebMD Health, Cl A* (A)	300	18,303
Western Union	5,279	105,580
Xerox	4,588	47,256
Xilinx	421	21,505

		3,270,065

Materials — 2.8%
AK Steel Holding* (A)	35,200	230,912
Avery Dennison	1,000	77,890
Coeur Mining*	7,800	119,496
Compass Minerals International (A)	1,100	76,549
Crown Holdings* (A)	1,700	90,049
Dow Chemical	84	4,508
Graphic Packaging Holding (A)	15,300	208,692
Hecla Mining (A)	5,800	37,642
Huntsman	5,500	85,030
LyondellBasell Industries, Cl A (A)	2,028	152,628
Newmont Mining	197	8,668
Nucor (A)	2,800	150,192
Reliance Steel & Aluminum (A)	900	70,596
Royal Gold (A)	1,000	84,540
Steel Dynamics (A)	3,800	101,916
United States Steel (A)	6,800	186,932

		1,686,240

Telecommunication Services — 0.2%
CenturyLink (A)	339	10,658
Level 3 Communications*	120	6,072

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Telecommunication Services — (continued)
SBA Communications, Cl A* (A)	1,100	$126,500

		143,230

Utilities — 0.7%
Dynegy, Cl A* (A)	4,400	66,572
Great Plains Energy (A)	6,600	196,548
Southwest Gas (A)	1,100	85,250
UGI (A)	2,100	95,046

		443,416

Total Common Stock (Cost $19,023,666)		19,673,191

FOREIGN COMMON STOCK — 8.1%
AUSTRALIA — 0.8%
CIMIC Group	774	17,199
Fortescue Metals Group	2,286	7,696
Newcrest Mining*	4,014	76,261
Telstra	80,113	351,287
TPG Telecom	5,174	50,447

		502,890

AUSTRIA — 0.0%
Erste Group Bank	71	1,882

BELGIUM — 0.0%
Ageas	195	6,561

CANADA — 1.0%
Bank of Montreal	676	43,336
Bank of Nova Scotia	2,878	146,165
Brookfield Asset Management, Cl A	840	29,009
Canadian Imperial Bank of Commerce	1,071	81,364
Canadian Tire, Cl A	138	14,500
Encana	7,000	56,350
Goldcorp (A)	3,400	60,792
Kinross Gold*	3,606	18,642
Magna International	2,073	79,862
Metro, Cl A	810	29,449

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

CANADA — (continued)
National Bank of Canada	9	$308
Power Corp of Canada	17	370
Rogers Communications, Cl B	146	6,449
Saputo	257	7,722
Sun Life Financial	85	2,801

		577,119

CHINA — 0.1%
China Mobile	568	7,003
New Oriental Education & Technology Group ADR (A)	800	35,248
Yangzijiang Shipbuilding Holdings	15,698	10,187

		52,438

DENMARK — 0.4%
Vestas Wind Systems	3,154	220,141

FINLAND — 0.4%
Kone, Cl B	81	4,101
Metso	1,482	41,107
Nokian Renkaat	2,691	99,974
UPM-Kymmene	2,396	49,369

		194,551

FRANCE — 0.5%
AXA	68	1,386
Capgemini	21	2,018
Christian Dior	176	31,827
Cie Generale des Etablissements Michelin	202	20,651
Peugeot*	7,238	109,325
Renault	868	75,936
Technip	75	4,186
Valeo	1,143	58,655

		303,984

GERMANY — 0.1%
adidas	81	13,289
Allianz	3	430
Deutsche Lufthansa	757	8,996
HOCHTIEF	331	43,389
Infineon Technologies	423	6,999

		73,103

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

HONG KONG — 0.6%
Cheung Kong Infrastructure Holdings	9,831	$86,926
HKT-SS	2,000	3,160
PCCW	143,475	104,485
Power Assets Holdings	6,453	63,171
Wheelock	8,570	45,896

		303,638

ISRAEL — 0.2%
CyberArk Software* (A)	1,500	84,585

ITALY — 0.1%
Luxottica Group	865	41,981
Mediaset	8,005	24,236

		66,217

JAPAN — 1.6%
Daiwa House Industry	495	14,064
FamilyMart	200	11,878
Fuji Heavy Industries	200	7,870
FUJIFILM Holdings	1,676	61,252
Hisamitsu Pharmaceutical	200	11,408
KDDI	700	21,576
MEIJI Holdings	100	10,545
Mitsubishi UFJ Financial Group	30,105	154,014
Mixi	500	18,082
Mizuho Financial Group	124,251	203,483
Nikon	4,077	58,377
Nippon Telegraph & Telephone	2,081	99,548
Nitori Holdings	100	12,486
Nomura Holdings	14,043	64,576
NTT DOCOMO	1,200	32,336
Obayashi	1,478	16,354
Shinsei Bank	13,225	20,219
Sumitomo Dainippon Pharma	400	7,550
Sumitomo Mitsui Financial Group	5,175	167,775
Yahoo Japan	400	1,784
Yamazaki Baking	300	8,312

		1,003,489

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

JERSEY — 0.1%
Randgold Resources	362	$42,519

LUXEMBOURG — 0.1%
SES	549	12,027
Tenaris	3,314	44,313

		56,340

MEXICO — 0.0%
Fresnillo	278	7,105

NETHERLANDS — 0.3%
ASML Holding	17	1,880
Koninklijke Ahold	6,626	158,236
PostNL*	2,672	10,264

		170,380

NORWAY — 0.0%
Norsk Hydro	169	722

PORTUGAL — 0.0%
Galp Energia SGPS	144	1,966

RUSSIA — 0.1%
Yandex, Cl A*	2,600	56,290

SINGAPORE — 0.1%
Singapore Telecommunications	21,495	67,017

SWEDEN — 0.1%
Alfa Laval	140	2,207
Boliden	826	18,167
Investor, Cl B	1,128	38,861
Svenska Cellulosa SCA, Cl B	308	9,160
Swedish Match	34	1,240
Telefonaktiebolaget LM Ericsson, Cl B	1,004	7,486

		77,121

SWITZERLAND — 0.2%
Swiss Life Holding	21	4,799
Swiss Re	553	46,416
UBS Group (A)	5,000	68,900

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

SWITZERLAND — (continued)
		$120,115

TAIWAN — 0.1%
Silicon Motion Technology ADR	1,500	77,550

UNITED KINGDOM — 1.2%
3i Group	4,911	40,102
British Land‡	4,055	36,010
Coca-Cola European Partners (A)	3,500	130,655
Kingfisher	8,851	39,394
Land Securities Group‡	1,444	20,907
Marks & Spencer Group	4,844	20,470
Next	521	34,648
Noble	10,457	77,173
Persimmon	5,660	126,369
Petrofac	1,539	15,184
Sage Group	473	4,460
Segro‡	5,052	29,619
Sky	5,515	67,186
Subsea 7	7,355	78,674
Taylor Wimpey	7,630	15,621

		736,472

Total Foreign Common Stock (Cost $4,703,083)		4,804,195

SHORT-TERM INVESTMENT — 54.8%
SEI Daily Income Trust Government Fund Cl A, 0.160% (B) (Cost $32,749,840)	32,749,840	32,749,840

Total Investments — 95.8% (Cost $56,476,589)††		$57,227,226

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

SECURITIES SOLD SHORT
COMMON STOCK — (23.5)%
	Shares	Value

UNITED STATES — (23.5)%
Consumer Discretionary — (3.7)%
Amazon.com*	(100)	$(75,881)
CarMax*	(1,300)	(75,738)
Chipotle Mexican Grill, Cl A*	(400)	(169,596)
Comcast, Cl A	(1,700)	(114,325)
Dick’s Sporting Goods	(1,500)	(76,935)
DSW, Cl A	(6,300)	(152,838)
Dunkin’ Brands Group	(1,400)	(63,434)
Five Below*	(2,000)	(102,020)
Ford Motor	(4,800)	(60,768)
GameStop, Cl A	(2,000)	(61,900)
Gap	(5,200)	(134,108)
Gentex	(3,500)	(61,845)
Hilton Worldwide Holdings	(2,800)	(64,932)
Interval Leisure Group	(3,400)	(61,132)
JC Penney*	(8,500)	(82,110)
KB Home	(5,600)	(87,920)
Liberty Ventures, Ser A*	(3,700)	(139,527)
Restoration Hardware Holdings*	(2,300)	(70,863)
Scripps Networks Interactive, Cl A	(1,000)	(66,060)
Sotheby’s	(4,300)	(139,277)
Under Armour, Cl A*	(1,800)	(71,028)
Viacom, Cl B	(1,400)	(63,658)
Williams-Sonoma	(600)	(32,448)
Yum! Brands	(1,800)	(160,956)

		(2,189,299)

Consumer Staples — (1.8)%
Altria Group	(2,600)	(176,020)
Bunge	(1,200)	(79,008)
Casey’s General Stores	(400)	(53,416)
Coca-Cola	(1,700)	(74,171)
Constellation Brands, Cl A	(400)	(65,852)
Edgewell Personal Care	(1,000)	(84,610)
Hershey	(1,200)	(132,912)
Molson Coors Brewing, Cl B	(900)	(91,944)
Monster Beverage*	(200)	(32,126)
PepsiCo	(200)	(21,784)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Staples — (continued)
Wal-Mart Stores	(2,100)	$(153,237)
Whole Foods Market	(4,600)	(140,208)

		(1,105,288)

Energy — (1.5)%
Anadarko Petroleum	(1,200)	(65,436)
Atwood Oceanics	(12,100)	(129,228)
Callon Petroleum*	(6,400)	(72,896)
Carrizo Oil & Gas*	(1,000)	(32,800)
Cheniere Energy*	(1,500)	(62,745)
Chesapeake Energy*	(30,400)	(164,768)
Marathon Petroleum	(2,200)	(86,658)
Oasis Petroleum*	(9,700)	(73,720)
Parsley Energy, Cl A*	(2,800)	(79,828)
Rice Energy*	(1,000)	(23,320)
Targa Resources	(1,600)	(59,616)
Tesoro	(800)	(60,920)

		(911,935)

Financials — (4.0)%
American Express	(2,200)	(141,812)
American International Group	(1,600)	(87,104)
BB&T	(2,600)	(95,862)
Brown & Brown	(1,800)	(65,988)
CBRE Group, Cl A*	(3,900)	(110,955)
Charles Schwab	(3,200)	(90,944)
Citigroup	(600)	(26,286)
Comerica	(2,400)	(108,576)
Extra Space Storage‡	(800)	(68,816)
Fifth Third Bancorp	(3,100)	(58,838)
Host Hotels & Resorts‡	(4,100)	(72,734)
Jones Lang LaSalle	(1,000)	(109,470)
JPMorgan Chase	(1,500)	(95,955)
Kilroy Realty‡	(1,200)	(87,852)
MarketAxess Holdings	(600)	(96,996)
Marsh & McLennan	(1,500)	(98,625)
MGIC Investment*	(13,400)	(96,346)
Morgan Stanley	(4,600)	(132,158)
Omega Healthcare Investors‡	(2,700)	(93,150)
Raymond James Financial	(1,800)	(98,820)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — (continued)
Realogy Holdings*	(4,300)	$(133,257)
STORE Capital‡	(3,300)	(102,927)
SunTrust Banks	(2,500)	(105,725)
T Rowe Price Group	(900)	(63,621)
Travelers	(500)	(58,110)
Umpqua Holdings	(4,100)	(62,443)

		(2,363,370)

Health Care — (4.8)%
Abbott Laboratories	(1,600)	(71,600)
Akorn*	(2,200)	(75,306)
Alexion Pharmaceuticals*	(400)	(51,440)
Allergan*	(800)	(202,360)
Amgen	(400)	(68,812)
Baxter International	(1,800)	(86,436)
Centene*	(2,600)	(183,430)
Cerner*	(2,600)	(162,214)
DaVita HealthCare Partners*	(1,100)	(85,294)
DexCom*	(1,200)	(110,676)
Endo International*	(4,000)	(69,440)
Exact Sciences*	(5,200)	(90,376)
Express Scripts Holding*	(700)	(53,249)
Henry Schein*	(1,100)	(199,078)
Illumina*	(400)	(66,540)
Intercept Pharmaceuticals*	(400)	(69,212)
Johnson & Johnson	(600)	(75,138)
Kite Pharma*	(1,600)	(90,608)
Laboratory Corp of America Holdings*	(1,000)	(139,560)
Mallinckrodt*	(1,200)	(80,808)
McKesson	(300)	(58,368)
Nevro*	(1,100)	(90,970)
Novavax*	(11,600)	(84,912)
Pacira Pharmaceuticals*	(1,600)	(58,000)
Quest Diagnostics	(800)	(69,088)
Regeneron Pharmaceuticals*	(100)	(42,512)
Ultragenyx Pharmaceutical*	(1,300)	(82,264)
UnitedHealth Group	(900)	(128,880)
Vertex Pharmaceuticals*	(900)	(87,300)
WellCare Health Plans*	(1,500)	(160,200)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Health Care — (continued)
		$(2,894,071)

Industrials — (2.9)%
3M	(400)	(71,344)
American Airlines Group	(7,400)	(262,700)
Avis Budget Group*	(3,700)	(135,901)
Cintas	(400)	(42,908)
Deere	(1,100)	(85,481)
Dycom Industries*	(800)	(75,240)
Emerson Electric	(1,100)	(61,490)
Expeditors International of Washington	(1,400)	(69,202)
Flowserve	(1,700)	(81,345)
General Electric	(2,900)	(90,306)
Huntington Ingalls Industries	(400)	(69,032)
Jacobs Engineering Group*	(1,500)	(80,280)
JetBlue Airways*	(3,500)	(64,155)
Kirby*	(1,400)	(76,286)
Stanley Black & Decker	(500)	(60,850)
Textron	(3,100)	(120,900)
Trinity Industries	(3,200)	(74,272)
Tyco International	(2,700)	(123,039)
United Rentals*	(800)	(63,736)

		(1,708,467)

Information Technology — (3.4)%
Advanced Micro Devices*	(12,200)	(83,692)
Akamai Technologies*	(1,200)	(60,636)
Alliance Data Systems*	(300)	(69,486)
Apple	(600)	(62,526)
Cavium*	(2,400)	(112,008)
eBay*	(2,000)	(62,320)
First Solar*	(700)	(32,676)
Fortinet*	(1,700)	(58,973)
Global Payments	(1,000)	(74,660)
IAC	(2,100)	(121,716)
International Business Machines	(800)	(128,496)
Jabil Circuit	(3,700)	(75,295)
Micron Technology*	(6,500)	(89,310)
Mobileye*	(1,500)	(71,865)
Motorola Solutions	(1,100)	(76,318)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — (continued)
Pandora Media*	(5,900)	$(80,240)
Proofpoint*	(1,300)	(98,631)
Rackspace Hosting*	(2,800)	(65,604)
ServiceNow*	(1,200)	(89,904)
SunPower, Cl A*	(3,700)	(53,946)
Universal Display*	(1,100)	(77,924)
Vantiv, Cl A*	(500)	(27,385)
Visa, Cl A	(1,000)	(78,050)
VMware, Cl A*	(2,200)	(160,556)
Zillow Group, Cl A*	(2,500)	(98,525)

		(2,010,742)

Materials — (0.7)%
Allegheny Technologies	(4,800)	(85,488)
Chemours	(10,400)	(96,720)
Louisiana-Pacific*	(4,100)	(82,820)
Mosaic	(6,500)	(175,500)

		(440,528)

Telecommunication Services — (0.1)%
Frontier Communications	(11,700)	(60,840)

Utilities — (0.6)%
AES	(5,200)	(64,220)
Entergy	(1,100)	(89,529)
Pinnacle West Capital	(1,200)	(94,644)
SCANA	(1,100)	(82,434)

		(330,827)

Total Common Stock (Proceeds $13,447,898)		(14,015,367)

FOREIGN COMMON STOCK — (1.8)%
ARGENTINA — (0.2)%
MercadoLibre	(900)	(137,772)

BERMUDA — (0.1)%
Marvell Technology Group	(5,000)	(58,750)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

BRAZIL — (0.2)%
Banco Bradesco ADR	(10,800)	$(93,960)

CANADA — (0.1)%
Pan American Silver	(4,300)	(83,850)

CHINA — (0.1)%
Vipshop Holdings ADR*	(5,500)	(78,265)

FINLAND — (0.2)%
Nokia ADR	(15,400)	(88,858)

GERMANY — (0.2)%
Deutsche Bank	(10,100)	(135,744)

IRELAND — (0.1)%
XL Group	(2,300)	(79,603)

MEXICO — (0.2)%
America Movil ADR, Cl L	(5,400)	(62,262)
Grupo Televisa ADR	(3,200)	(85,024)

		(147,286)

UNITED KINGDOM — (0.4)%
Fiat Chrysler Automobiles	(13,700)	(87,817)
Liberty Global*	(1,300)	(40,235)
Liberty Global, Cl A*	(1,400)	(44,394)

		(172,446)

Total Foreign Common Stock (Proceeds $1,048,594)		(1,076,534)

REGISTERED INVESTMENT COMPANY — (0.7)%
EXCHANGE TRADED FUNDS — (0.7)%
SPDR S&P 500 ETF Trust (Proceeds $390,121)	(1,800)	(390,870)

Securities Sold Short — (26.0)% (Proceeds $14,886,613)@		$(15,482,771)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

WRITTEN OPTIONS — (0.2)%
	Contracts	Value

U.S. 10 Year Future Option, Expires 8/20/2016, Strike Price $133.00*	(75)	$(52,735)
U.S. 10 Year Future Option, Expires 8/20/2016, Strike Price $132.00*	(85)	(25,234)
U.S. 10 Year Future Option, Expires 8/20/2016, Strike Price $131.00*	(11)	(1,375)
U.S. 5 Year Future Option, Expires 8/20/2016, Strike Price $122.50*	(77)	(13,234)
U.S. 5 Year Future Option, Expires 8/20/2016, Strike Price $121.50*	(9)	(1,688)
U.S. Bond Future Option, Expires 8/20/2016, Strike Price $171.00*	(23)	(16,890)
U.S. Bond Future Option, Expires 8/20/2016, Strike Price $167.00*	(40)	(7,500)

Total Written Options — 0.2% (Proceeds $191,716)		$(118,656)

Percentages are based on Net Assets of $59,732,562
*	Non-income producing security.
†	Effective July 11, 2016, the name of the Fund changed from Rothschild Larch Lane Alternatives Fund to Fiera Capital Diversified Alternatives Fund.
‡	Real Estate Investment Trust
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	The rate reported is the 7-day effective yield as of July 31, 2016.

ADR  —  American Depositary Receipt

BOVESPA  —  Bolsa De Balores De Sao Paulo

BRL  —  Brazilian Real

CAC40  —  French Stock Market Index benchmark

CBOE  —  Chicago Board Options Exchange

CHF  —  Swiss Franc

Cl  —  Class

CNX Nifty  —  National Stock Exchange of India’s benchmark Stock Market index for Indian Equity Market

DAX  —  German Stock Exchange

DJIA  —  Dow Jones Industrial Average

ETF  —  Exchange Traded Fund

EURIBOR  —  Euro Interbank Offered Rate

FTSE  —  Financial Times Stock Exchange

GBP  —  British Pound

IBEX  —  IBEX 35 Index

JSE  —  Johannesburg Stock Exchange

KOSPI  —  Capitalization weighted index of all common shares on the Korean Stock Exchanges

KRW  —  South Korean Won

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

LLC  —  Limited Liability Company

LME  —  London Metal Exchange

MIB  —  Italian Stock Exchange

MSCI  —  Morgan Stanley Capital International

NASDAQ  —  National Association of Securities Dealers Automated Quotations

NY  —  New York

NYMEX  —  New York Mercantile Exchange

OMX  —  Stockholm Stock Exchange

S&P  —  Standard & Poor’s

Ser  —  Series

SGX  —  Singapore Exchange

SPDR  — Standard & Poor’s Depositary Receipt

SPI  —  Swiss Performance Index

TAIEX  —  Taiwan Stock Exchange

TSE  —  Tokyo Stock Exchange

TWD  —  New Taiwan Dollar

VIX  —  Volatility Index

WTI  —  West Texas Intermediate

A list of open swap agreements held by the Fund at July 31, 2016 is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & CO. LLC	Bovespa Index	Negative Price Return	Positive Price Return	08/17/16	BRL	$419,499	$(65,353)
Morgan Stanley & CO. LLC	KOSPI 200 Index	Negative Price Return	Positive Price Return	09/08/16	KRW	540,290	(6,149)
Morgan Stanley & CO. LLC	TAIEX Index	Negative Price Return	Positive Price Return	08/17/16	TWD	609,838	1,570

							$(69,932)

For the period ended July 31, 2016, the total amount is all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

The open futures contracts held by the Fund at July 31, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Euro EURIBOR	10	Dec-2017	$270
3-Month Euro EURIBOR	10	Jun-2017	(310)
3-Month Euro EURIBOR	11	Mar-2017	(576)
3-Month Euro EURIBOR	10	Sep-2017	(6)
90-Day Bank Bill	6	Dec-2017	(16)
90-Day Bank Bill	5	Jun-2017	334
90-Day Bank Bill	5	Mar-2017	105
90-Day Bank Bill	4	Sep-2017	290
90-Day Euro$	7	Dec-2017	1,036
90-Day Euro$	6	Jun-2017	(550)
90-Day Euro$	7	Mar-2017	(1,202)
90-Day Euro$	7	Sep-2017	23
90-Day Sterling	15	Dec-2017	216
90-Day Sterling	12	Jun-2017	2,865
90-Day Sterling	13	Mar-2017	3,293
90-Day Sterling	12	Sep-2017	3,043
Amsterdam Index	10	Aug-2016	4,566
Australian 10-Year Bond	30	Sep-2016	6,851
Australian 3-Year Bond	16	Sep-2016	2,152
Australian Currency	12	Sep-2016	1,131
Australian Currency	(12)	Sep-2016	(8,377)
Brent Crude Penultimate	(2)	Aug-2016	3,156
CAC40 10 Euro	5	Aug-2016	447
Canadian 10-Year Bond	(8)	Sep-2016	(3,928)
Canadian 10-Year Bond	33	Sep-2016	17,478
Canadian Bank Acceptance	3	Dec-2017	225
Canadian Bank Acceptance	2	Jun-2017	(187)
Canadian Bank Acceptance	3	Mar-2017	(179)
Canadian Bank Acceptance	3	Sep-2017	(391)
Canadian Currency	(1)	Sep-2016	(1,028)
Canadian Currency	2	Sep-2016	50
CBOE VIX Future	(16)	Sep-2016	20,282
CHF Currency	(8)	Sep-2016	(11,145)
Copper	4	Sep-2016	4,478

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Corn	(7)	Dec-2016	$9,817
Corn	(5)	Sep-2016	585
Cotton No. 2	3	Dec-2016	13,876
DAX Index	5	Sep-2016	48,941
DJIA E-MINI	10	Sep-2016	2,551
Euro	(7)	Sep-2016	(12,805)
Euro	11	Sep-2016	9,856
Euro STOXX	37	Sep-2016	8,698
Euro STOXX 50 Volatility	(20)	Sep-2016	(62)
Euro-Bobl	8	Sep-2016	512
Euro-BTP	6	Sep-2016	6,998
Euro-Bund	33	Sep-2016	31,769
Euro-Oat	2	Sep-2016	3,008
FTSE 100 Index	16	Sep-2016	24,948
FTSE China A50	(62)	Aug-2016	1,073
FTSE/JSE Top 40 Index	(17)	Sep-2016	18,830
FTSE/MIB Index	2	Sep-2016	219
GBP Currency	(15)	Sep-2016	(5,567)
Gold	4	Dec-2016	12,100
Hang Seng Index	2	Aug-2016	(1,458)
Hang Seng Index	(1)	Aug-2016	2,103
H-shares Index	1	Aug-2016	(525)
H-shares Index	(8)	Aug-2016	1,344
IBEX 35 Plus Index	5	Aug-2016	2,057
Japanese 10-Year Bond	(1)	Sep-2016	5,106
Japanese Currency	28	Sep-2016	78,593
Lean Hogs	(2)	Oct-2016	3,694
Live Cattle	(1)	Nov-2016	(385)
LME Aluminum	8	Sep-2016	291
LME Copper	1	Sep-2016	6,481
LME Lead	1	Sep-2016	(1,519)
LME Nickle	2	Sep-2016	5,655
LME Tin	1	Sep-2016	10,065
LME Zinc	4	Sep-2016	12,517
Long Gilt 10-Year Bond	9	Sep-2016	12,994
Long Gilt 10-Year Bond	(4)	Sep-2016	(2,917)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Low Sulfur Gasoline	(2)	Sep-2016	$3,246
Mexican Peso	9	Sep-2016	(3,403)
MSCI Sing Index	14	Aug-2016	(7,926)
MSCI Taiwan Index	9	Aug-2016	(1,821)
NASDAQ 100 E-MINI	9	Sep-2016	4,538
Natural Gas	1	Sep-2016	1,468
New Zealand Currency	25	Sep-2016	26,417
New Zealand Currency	(19)	Sep-2016	(16,853)
Nikkei 225 Index	1	Sep-2016	(7)
NY Harbor	(1)	Sep-2016	3,496
NYMEX Cocoa	2	Sep-2016	(2,463)
NYMEX Coffee	3	Sep-2016	8,317
OMX Index	1	Aug-2016	(2)
Palladium	1	Sep-2016	16,688
Platinum	1	Oct-2016	2,438
Russell 2000 Index E-MINI	4	Sep-2016	11,412
S&P 500 Index E-MINI	11	Sep-2016	10,640
S&P Mid 400 Index E-MINI	2	Sep-2016	1,986
S&P TSE 60 Index	6	Sep-2016	596
SGX CNX Nifty Index	(39)	Aug-2016	(4,803)
Silver	4	Sep-2016	52,402
Soybean	4	Nov-2016	(26,224)
Soybean Meal	4	Dec-2016	(15,452)
Soybean Oil	(5)	Dec-2016	3,418
SPI 200 Index	6	Sep-2016	37,535
SPI 200 Index	(1)	Sep-2016	(306)
Sugar	6	Dec-2016	(2,493)
U.S. 2-Year Treasury Note	1	Oct-2016	1,014
U.S. 5-Year Treasury Note	57	Oct-2016	25,351
U.S. 10-Year Treasury Note	64	Sep-2016	44,209
U.S. Long Treasury Bond	9	Sep-2016	16,891
Wheat	(11)	Sep-2016	24,381
White Sugar	1	Nov-2016	(1,397)
WTI Crude	(3)	Sep-2016	8,573
Yen Nikkei	22	Sep-2016	81,488

			$657,193

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund†
July 31, 2016 (Unaudited)

For the period ended July 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

As of July 31, 2016, all of the Fund’s investments, securities sold short and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of July 31, 2016, the Fund did not hold any Level 3 securities.

†† At July 31, 2016, the tax basis cost of the Fund’s investments was $56,476,589, and the unrealized appreciation and depreciation were $1,432,415 and $(681,778), respectively.

@ At July 31, 2016, the tax basis proceeds of the Fund’s securities sold short was $(14,886,613), and the unrealized appreciation and depreciation were $153,823 and $(749,981), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statement.

RLL-QH-001-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016